Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 72,934	$ 73,388
Accrued payroll	17,069	16,591
Taxes payable	4,425	4,621
Deferred revenue	4,435	3,503
Other payables	0	1,135
Total accounts payable and accrued liabilities	$ 98,863	$ 99,238